Income Taxes - Schedule of Reconciliation of the Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of the Provision for Income Taxes [Line items]
Income before provision for taxes	$ (1,496,341)	$ 409,359	$ 4,306,224
Macau corporate income tax rate	12.00%	12.00%	12.00%
Income tax provision computed at Macau statutory corporate income tax rate		$ 133,625	$ 596,914
Income not subject to income tax		(8,960)	(8,930)
Uncertain tax positions
Income taxes provision		124,665	587,984
Income before provision for taxes - Epsium BVI [Member]
Schedule of Reconciliation of the Provision for Income Taxes [Line items]
Income before provision for taxes	(1,415,438)	(699,020)	(658,866)
Income before provision for taxes - Epsium HK [Member]
Schedule of Reconciliation of the Provision for Income Taxes [Line items]
Income before provision for taxes	(7,710)	(5,157)	(9,194)
Income before provision for taxes - Media Icon [Member]
Schedule of Reconciliation of the Provision for Income Taxes [Line items]
Income before provision for taxes	(642)
Income before provision for taxes - Luz [Member]
Schedule of Reconciliation of the Provision for Income Taxes [Line items]
Income before provision for taxes	$ (72,551)	$ 1,113,536	$ 4,974,284